AB Active ETFs, Inc.

AB Short Duration High Yield ETF

Portfolio of Investments

August 31, 2024 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 78.0%
Industrial – 68.0%
Basic – 5.7%
Alcoa Nederland Holding BV 4.125%, 03/31/2029(a)	U.S.$	115	$110,086

Arsenal AIC Parent LLC 8.00%, 10/01/2030(a)		568	611,532

ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028(a)		2,697	1,396,021

Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 06/15/2027(a)		200	197,426

Constellium SE 3.125%, 07/15/2029(a)	EUR	617	639,009

3.75%, 04/15/2029(a)	U.S.$	780	722,701

Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 02/01/2026		200	198,300

CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(a)		3,999	3,886,668

Domtar Corp. 6.75%, 10/01/2028(a)		844	773,239

Element Solutions, Inc. 3.875%, 09/01/2028(a)		3,954	3,741,789

FMG Resources (August 2006) Pty Ltd. 4.50%, 09/15/2027(a)		2,615	2,522,612

5.875%, 04/15/2030(a)		571	567,368

Graphic Packaging International LLC 3.50%, 03/15/2028(a)		1,700	1,605,650

Guala Closures SpA 7.719% (EURIBOR 3 Month + 4.00%), 06/29/2029(a) (b)	EUR	600	666,511

INEOS Finance PLC 7.50%, 04/15/2029(a)	U.S.$	2,540	2,628,113

INEOS Quattro Finance 2 PLC 2.50%, 01/15/2026(a)	EUR	257	278,804

9.625%, 03/15/2029(a)	U.S.$	488	525,727

INEOS Styrolution Ludwigshafen GmbH 2.25%, 01/16/2027(a)	EUR	589	620,996

Ingevity Corp. 3.875%, 11/01/2028(a)	U.S.$	2,245	2,081,564

Olympus Water US Holding Corp. 3.875%, 10/01/2028(a)	EUR	100	104,928

SCIL IV LLC/SCIL USA Holdings LLC 4.375%, 11/01/2026(a)		187	206,090

5.375%, 11/01/2026(a)	U.S.$	3,089	3,036,950

8.006% (EURIBOR 3 Month + 4.38%), 11/01/2026(a) (b)	EUR	318	353,631

Sealed Air Corp./Sealed Air Corp. US 6.125%, 02/01/2028(a)	U.S.$	2,169	2,207,673

	Principal Amount (000)		U.S. $ Value

SNF Group SACA 3.125%, 03/15/2027(a)	U.S.$	1,989	$1,855,717
WR Grace Holdings LLC 4.875%, 06/15/2027(a)		4,537	4,443,220

			35,982,325

Capital Goods – 7.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.25%, 09/01/2028(a)		1,449	1,315,243
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 2.125%, 08/15/2026(a)	EUR	200	183,103
4.125%, 08/15/2026(a)	U.S.$	2,220	1,913,285
Ball Corp. 2.875%, 08/15/2030		2,378	2,100,678
6.00%, 06/15/2029		1,032	1,061,825
Bombardier, Inc. 6.00%, 02/15/2028(a)		289	289,037
7.25%, 07/01/2031(a)		176	184,832
7.50%, 02/01/2029(a)		1,046	1,097,630
7.875%, 04/15/2027(a)		390	391,139
8.75%, 11/15/2030(a)		406	443,612
Chart Industries, Inc. 7.50%, 01/01/2030(a)		345	362,754
Clean Harbors, Inc. 4.875%, 07/15/2027(a)		3,211	3,175,005
Crown Americas LLC 5.25%, 04/01/2030		564	563,323
Eco Material Technologies, Inc. 7.875%, 01/31/2027(a)		2,606	2,633,962
EnerSys 4.375%, 12/15/2027(a)		1,214	1,185,847
Enviri Corp. 5.75%, 07/31/2027(a)		2,140	2,073,746
ESAB Corp. 6.25%, 04/15/2029(a)		1,056	1,083,329
GFL Environmental, Inc. 3.50%, 09/01/2028(a)		19	17,963
3.75%, 08/01/2025(a)		2,161	2,136,451
6.75%, 01/15/2031(a)		115	120,230
Griffon Corp. 5.75%, 03/01/2028		3,106	3,047,328
IMA Industria Macchine Automatiche SpA 3.75%, 01/15/2028(a)	EUR	650	693,483
LSB Industries, Inc. 6.25%, 10/15/2028(a) (c)	U.S.$	3,396	3,328,216
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 02/01/2030(a)		500	475,675
Moog, Inc. 4.25%, 12/15/2027(a)		2,535	2,436,895

	Principal Amount (000)		U.S. $ Value

Paprec Holding SA 6.50%, 11/17/2027(a)	EUR	400	$464,389
7.25%, 11/17/2029(a)		260	303,939
Regal Rexnord Corp. 6.30%, 02/15/2030	U.S.$	590	621,264
Silgan Holdings, Inc. 2.25%, 06/01/2028	EUR	412	423,769
TK Elevator Midco GmbH 4.375%, 07/15/2027(a)		180	196,062
TK Elevator US Newco, Inc. 5.25%, 07/15/2027(a)	U.S.$	1,577	1,551,263
TransDigm, Inc. 4.625%, 01/15/2029		500	481,070
5.50%, 11/15/2027		1,844	1,832,512
6.375%, 03/01/2029(a)		2,556	2,632,757
6.75%, 08/15/2028(a)		708	727,958
6.875%, 12/15/2030(a)		235	245,587
Trinity Industries, Inc. 7.75%, 07/15/2028(a)		339	355,177
Triumph Group, Inc. 9.00%, 03/15/2028(a)		1,756	1,858,445
Trivium Packaging Finance BV 3.75%, 08/15/2026(a)	EUR	440	477,792
WESCO Distribution, Inc. 6.375%, 03/15/2029(a)	U.S.$	1,561	1,604,224

			46,090,799

Communications - Media – 5.3%
AMC Networks, Inc. 10.25%, 01/15/2029(a)		1,705	1,713,559
Banijay Entertainment SAS 7.00%, 05/01/2029(a)	EUR	442	515,346
8.125%, 05/01/2029(a)	U.S.$	734	760,857
CCO Holdings LLC/CCO Holdings Capital Corp. 6.375%, 09/01/2029(a)		819	809,025
Clear Channel Outdoor Holdings, Inc. 5.125%, 08/15/2027(a)		920	898,886
CSC Holdings LLC 5.375%, 02/01/2028(a)		2,712	2,079,751
5.50%, 04/15/2027(a)		491	401,780
6.50%, 02/01/2029(a)		233	175,745
DISH DBS Corp. 5.25%, 12/01/2026(a)		2,160	1,847,254
5.75%, 12/01/2028(a)		754	578,303
Gray Television, Inc. 7.00%, 05/15/2027(a)		806	774,469
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029(a)		1,424	1,151,432
6.75%, 10/15/2027(a)		2,212	2,019,268
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		1,225	1,200,855

	Principal Amount (000)		U.S. $ Value

Nexstar Media, Inc. 4.75%, 11/01/2028(a)	U.S.$	1,130	$1,052,222
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.25%, 01/15/2029(a)		678	641,158
Pinewood Finco PLC 3.25%, 09/30/2025(a)	GBP	620	796,795
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 09/15/2026(a)	U.S.$	787	623,336
Sinclair Television Group, Inc. 5.50%, 03/01/2030(a)		78	46,611
TEGNA, Inc. 4.625%, 03/15/2028		2,001	1,880,420
Univision Communications, Inc. 4.50%, 05/01/2029(a)		2,457	2,156,362
6.625%, 06/01/2027(a)		1,934	1,914,428
7.375%, 06/30/2030(a)		2,600	2,494,674
Virgin Media Finance PLC 3.75%, 07/15/2030(a)	EUR	210	205,815
5.00%, 07/15/2030(a)	U.S.$	115	99,700
Virgin Media Vendor Financing Notes IV DAC 5.00%, 07/15/2028(a)		2,417	2,281,310
Ziggo Bond Co. BV 5.125%, 02/28/2030(a)		1,490	1,343,935
Ziggo BV 4.875%, 01/15/2030(a)		3,065	2,853,055

			33,316,351

Communications - Telecommunications – 1.6%
Altice Financing SA 2.25%, 01/15/2025(a)	EUR	106	115,331
5.00%, 01/15/2028(a)	U.S.$	2,689	2,157,708
Altice France SA 5.125%, 07/15/2029(a)		967	676,842
5.50%, 01/15/2028(a)		489	348,642
5.50%, 10/15/2029(a)		1,902	1,340,910
8.125%, 02/01/2027(a)		588	474,175
Lorca Telecom Bondco SA 4.00%, 09/18/2027(a)	EUR	1,164	1,280,830
Nexstar Media, Inc. 5.625%, 07/15/2027(a)	U.S.$	1,308	1,278,217
United Group BV 3.625%, 02/15/2028(a)	EUR	147	156,801
4.625%, 08/15/2028(a)		154	168,284
7.792% (EURIBOR 3 Month + 4.25%), 02/01/2029(a) (b)		210	232,779
Vmed O2 UK Financing I PLC 4.75%, 07/15/2031(a)	U.S.$	1,200	1,053,396
7.75%, 04/15/2032(a)		1,015	1,033,422

			10,317,337

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Automotive – 3.9%
Allison Transmission, Inc. 4.75%, 10/01/2027(a)	U.S.$	197	$193,202
5.875%, 06/01/2029(a)		1,587	1,592,285
American Axle & Manufacturing, Inc. 6.875%, 07/01/2028		525	527,315
Aston Martin Capital Holdings Ltd. 10.00%, 03/31/2029(a)		1,004	1,022,082
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(a)	EUR	430	475,015
Dana, Inc. 4.25%, 09/01/2030	U.S.$	578	521,668
5.625%, 06/15/2028		165	162,779
Goodyear Tire & Rubber Co. (The) 5.00%, 07/15/2029		2,936	2,727,926
IHO Verwaltungs GmbH 4.75%, 09/15/2026(a) (d)		1,435	1,405,468
6.00%, 05/15/2027(a) (d)		1,324	1,306,514
6.375%, 05/15/2029(a) (d)		662	651,865
8.75%, 05/15/2028(a) (d)	EUR	377	445,912
Jaguar Land Rover Automotive PLC 4.50%, 10/01/2027(a)	U.S.$	1,867	1,828,614
5.50%, 07/15/2029(a)		1,075	1,072,538
6.875%, 11/15/2026(a)	EUR	478	561,405
7.75%, 10/15/2025(a)	U.S.$	293	293,996
PM General Purchaser LLC 9.50%, 10/01/2028(a)		5,026	5,153,359
Tenneco, Inc. 8.00%, 11/17/2028(a)		1,422	1,327,309
ZF Europe Finance BV 2.00%, 02/23/2026(a)	EUR	300	321,161
ZF Finance GmbH Series E 3.00%, 09/21/2025(a)		200	218,495
ZF North America Capital, Inc. 4.75%, 04/29/2025(a)	U.S.$	1,568	1,553,747
6.75%, 04/23/2030(a)		1,240	1,273,542
6.875%, 04/14/2028(a)		234	241,935

			24,878,132

Consumer Cyclical - Entertainment – 2.5%
Boyne USA, Inc. 4.75%, 05/15/2029(a)		1,505	1,443,746
Carnival Corp. 5.75%, 03/01/2027(a)		361	362,144
5.75%, 01/15/2030(a)	EUR	189	220,313
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.375%, 04/15/2027	U.S.$	821	817,223
CPUK Finance Ltd. 4.50%, 08/28/2027(a)	GBP	400	491,493

	Principal Amount (000)		U.S. $ Value

Lindblad Expeditions LLC 6.75%, 02/15/2027(a)	U.S.$	396	$393,418
Motion Bondco DAC 4.50%, 11/15/2027(a)	EUR	239	245,446
Motion Finco SARL 7.375%, 06/15/2030(a)		219	244,239
NCL Corp., Ltd. 3.625%, 12/15/2024(a)	U.S.$	891	885,520
5.875%, 02/15/2027(a)		1,167	1,168,529
8.375%, 02/01/2028(a)		270	284,350
Royal Caribbean Cruises Ltd. 3.70%, 03/15/2028		200	191,408
5.375%, 07/15/2027(a)		299	299,637
5.50%, 08/31/2026(a)		244	244,703
5.50%, 04/01/2028(a)		2,439	2,456,073
7.25%, 01/15/2030(a)		143	151,251
SeaWorld Parks & Entertainment, Inc. 5.25%, 08/15/2029(a)		2,827	2,729,808
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		82	81,864
Viking Ocean Cruises Ship VII Ltd. 5.625%, 02/15/2029(a)		227	224,914
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		2,870	2,819,431

			15,755,510

Consumer Cyclical - Other – 6.3%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 4.875%, 02/15/2030(a)		362	337,500
Builders FirstSource, Inc. 5.00%, 03/01/2030(a)		1,234	1,198,078
Churchill Downs, Inc. 4.75%, 01/15/2028(a)		3,024	2,949,882
Cirsa Finance International SARL 6.50%, 03/15/2029(a)	EUR	668	765,569
Forestar Group, Inc. 3.85%, 05/15/2026(a)	U.S.$	2,278	2,220,708
Genting New York LLC/GENNY Capital, Inc. 3.30%, 02/15/2026(a)		588	568,766
Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(a)		115	103,161
3.75%, 05/01/2029(a)		2,077	1,956,638
4.875%, 01/15/2030		641	628,590
5.375%, 05/01/2025(a)		105	104,773
5.875%, 04/01/2029(a)		1,365	1,390,225
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875%, 07/01/2031(a)		35	31,338
5.00%, 06/01/2029(a)		2,690	2,542,319

	Principal Amount (000)		U.S. $ Value

International Game Technology PLC 3.50%, 06/15/2026(a)	EUR	300	$330,672
5.25%, 01/15/2029(a)	U.S.$	55	54,295
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(a)		3,825	3,559,468
Mattamy Group Corp. 5.25%, 12/15/2027(a)		1,653	1,631,660
MGM Resorts International 4.75%, 10/15/2028		3,541	3,448,934
5.50%, 04/15/2027		115	115,014
Miller Homes Group Finco PLC 7.00%, 05/15/2029(a)	GBP	276	348,728
8.792% (EURIBOR 3 Month + 5.25%), 05/15/2028(a) (b)	EUR	194	216,218
Playtech PLC 4.25%, 03/07/2026(a)		130	143,428
5.875%, 06/28/2028(a)		620	701,582
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/16/2029(a)	U.S.$	2,315	2,083,430
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028		1,569	1,531,391
Standard Industries, Inc./NY 4.75%, 01/15/2028(a)		1,512	1,473,142
Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(a)		22	22,186
5.875%, 06/15/2027(a)		2,981	3,019,604
Thor Industries, Inc. 4.00%, 10/15/2029(a)		821	750,033
Travel + Leisure Co. 4.50%, 12/01/2029(a)		1,722	1,603,819
6.625%, 07/31/2026(a)		1,728	1,758,655
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028(a)		400	383,316
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(a)		1,774	1,762,150

			39,735,272

Consumer Cyclical - Restaurants – 1.0%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(a)		1,208	1,127,849
3.875%, 01/15/2028(a)		1,011	966,597
4.00%, 10/15/2030(a)		1,160	1,062,630
4.375%, 01/15/2028(a)		1,077	1,039,273
5.75%, 04/15/2025(a)		452	451,268
IRB Holding Corp. 7.00%, 06/15/2025(a)		340	340,323
Papa John’s International, Inc. 3.875%, 09/15/2029(a)		279	255,438

	Principal Amount (000)		U.S. $ Value

Yum! Brands, Inc. 4.75%, 01/15/2030(a)	U.S.$	1,054	$1,034,796

			6,278,174

Consumer Cyclical - Retailers – 3.5%
Arko Corp. 5.125%, 11/15/2029(a)		1,114	990,702
Beacon Roofing Supply, Inc. 4.125%, 05/15/2029(a)		65	60,746
6.50%, 08/01/2030(a)		724	743,519
Global Auto Holdings Ltd./AAG FH UK Ltd. 8.375%, 01/15/2029(a)		4,097	4,038,823
Group 1 Automotive, Inc. 4.00%, 08/15/2028(a)		3,008	2,846,350
LCM Investments Holdings II LLC 4.875%, 05/01/2029(a)		1,995	1,900,696
8.25%, 08/01/2031(a)		405	430,535
Levi Strauss & Co. 3.50%, 03/01/2031(a)		1,186	1,072,346
Macy’s Retail Holdings LLC 5.875%, 03/15/2030(a)		327	317,262
Murphy Oil USA, Inc. 4.75%, 09/15/2029		2,847	2,764,095
PetSmart, Inc./PetSmart Finance Corp. 4.75%, 02/15/2028(a)		2,056	1,966,482
7.75%, 02/15/2029(a)		1,226	1,207,549
Sonic Automotive, Inc. 4.625%, 11/15/2029(a)		2,535	2,369,059
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(a)		1,166	1,159,261

			21,867,425

Consumer Non-Cyclical – 9.3%
AdaptHealth LLC 5.125%, 03/01/2030(a)		433	395,788
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.25%, 03/15/2026(a)		200	193,716
4.625%, 01/15/2027(a)		1,544	1,510,001
6.50%, 02/15/2028(a)		115	116,464
7.50%, 03/15/2026(a)		185	187,128
Avantor Funding, Inc. 2.625%, 11/01/2025(a)	EUR	346	378,529
Bausch + Lomb Corp. 8.375%, 10/01/2028(a)	U.S.$	1,984	2,089,370
CAB SELAS 3.375%, 02/01/2028(a)	EUR	859	879,905
Cheplapharm Arzneimittel GmbH 5.50%, 01/15/2028(a)	U.S.$	115	110,402
7.50%, 05/15/2030(a)	EUR	1,040	1,200,769

	Principal Amount (000)		U.S. $ Value

CHS/Community Health Systems, Inc. 5.625%, 03/15/2027(a)	U.S.$	2,084	$2,020,313
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC 6.625%, 07/15/2030(a)		697	721,632
DaVita, Inc. 4.625%, 06/01/2030(a)		3,315	3,119,879
Elanco Animal Health, Inc. 6.65%, 08/28/2028		3,089	3,208,390
Embecta Corp. 5.00%, 02/15/2030(a)		2,002	1,806,164
6.75%, 02/15/2030(a)		366	338,103
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		1,030	762,416
Endo Finance Holdings, Inc. 8.50%, 04/15/2031(a)		539	572,499
Fortrea Holdings, Inc. 7.50%, 07/01/2030(a)		2,909	2,970,293
Grifols SA 3.875%, 10/15/2028(a)	EUR	481	499,004
4.75%, 10/15/2028(a)	U.S.$	3,227	3,063,101
Gruenenthal GmbH 4.125%, 05/15/2028(a)	EUR	907	987,855
Hologic, Inc. 3.25%, 02/15/2029(a)	U.S.$	115	106,290
Iceland Bondco PLC 9.042% (EURIBOR 3 Month + 5.50%), 12/15/2027(a) (b)	EUR	199	224,027
10.875%, 12/15/2027(a)	GBP	118	166,599
IQVIA, Inc. 1.75%, 03/15/2026(a)	EUR	798	859,784
Jazz Securities DAC 4.375%, 01/15/2029(a)	U.S.$	2,739	2,609,034
Lamb Weston Holdings, Inc. 4.875%, 05/15/2028(a)		1,756	1,728,606
Medline Borrower LP 3.875%, 04/01/2029(a)		1,200	1,134,876
ModivCare Escrow Issuer, Inc. 5.00%, 10/01/2029(a)		2,845	2,033,236
MPH Acquisition Holdings LLC 5.50%, 09/01/2028(a)		4,793	3,496,829
Newell Brands, Inc. 5.70%, 04/01/2026		1,226	1,222,788
6.375%, 09/15/2027		42	42,302
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)		4,180	3,994,324
Owens & Minor, Inc. 4.50%, 03/31/2029(a)		6	5,467
6.625%, 04/01/2030(a)		844	817,034
Performance Food Group, Inc. 5.50%, 10/15/2027(a)		1,606	1,598,099

	Principal Amount (000)			U.S. $ Value

Perrigo Finance Unlimited Co. 4.375%, 03/15/2026	U.S.$	1,787		$1,759,284
Post Holdings, Inc. 4.625%, 04/15/2030(a)		2,178		2,070,472
5.50%, 12/15/2029(a)		890		874,203
5.625%, 01/15/2028(a)		100		99,711
Premier Foods Finance PLC 3.50%, 10/15/2026(a)	GBP	200		255,248
Primo Water Holdings, Inc. 4.375%, 04/30/2029(a)	U.S.$	3,010		2,852,186
Spectrum Brands, Inc. 3.875%, 03/15/2031(a)		71		63,309
Tenet Healthcare Corp. 4.625%, 06/15/2028		200		195,620
5.125%, 11/01/2027		1,810		1,795,285
US Foods, Inc. 4.75%, 02/15/2029(a)		1,865		1,818,394

				58,954,728

Energy – 9.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, 06/15/2029(a)		1,195		1,181,090
5.75%, 01/15/2028(a)		1,180		1,181,581
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.00%, 07/15/2029(a)		1,479		1,538,870
Buckeye Partners LP 3.95%, 12/01/2026		22		21,384
4.125%, 03/01/2025(a)		852		845,337
4.50%, 03/01/2028(a)		2,542		2,445,379
6.875%, 07/01/2029(a)		732		750,036
California Resources Corp. 8.25%, 06/15/2029(a)		115		118,573
CITGO Petroleum Corp. 6.375%, 06/15/2026(a)		356		357,862
7.00%, 06/15/2025(a)		1,631		1,633,577
8.375%, 01/15/2029(a)		1,075		1,116,764
Civitas Resources, Inc. 5.00%, 10/15/2026(a)		908		897,177
8.375%, 07/01/2028(a)		2,433		2,569,783
CNX Resources Corp. 6.00%, 01/15/2029(a)		3,495		3,509,644
EQM Midstream Partners LP 4.125%, 12/01/2026		1,878		1,845,229
4.50%, 01/15/2029(a)		218		211,301
5.50%, 07/15/2028		480		483,864
Genesis Energy LP/Genesis Energy Finance Corp. 8.25%, 01/15/2029		885		920,329
8.875%, 04/15/2030		533		565,481
Gulfport Energy Corp. 8.00%, 05/17/2026(a)		64		65,218
8.00%, 05/17/2026		0	**	371

	Principal Amount (000)		U.S. $ Value

Harbour Energy PLC 5.50%, 10/15/2026(a)	U.S.$	315	$312,597
Hess Midstream Operations LP 4.25%, 02/15/2030(a)		271	256,268
5.125%, 06/15/2028(a)		1,226	1,212,085
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(a)		11	10,930
6.00%, 04/15/2030(a)		1,076	1,072,783
6.25%, 11/01/2028(a)		2,502	2,516,912
6.25%, 04/15/2032(a)		960	958,608
Howard Midstream Energy Partners LLC 8.875%, 07/15/2028(a)		1,520	1,621,734
ITT Holdings LLC 6.50%, 08/01/2029(a)		1,094	1,033,808
Kodiak Gas Services LLC 7.25%, 02/15/2029(a)		319	330,567
Murphy Oil Corp. 6.375%, 07/15/2028		517	523,917
7.05%, 05/01/2029		203	213,424
Nabors Industries, Inc. 7.375%, 05/15/2027(a)		2,930	2,961,820
New Fortress Energy, Inc. 6.50%, 09/30/2026(a)		2,690	2,321,927
6.75%, 09/15/2025(a)		952	928,486
8.75%, 03/15/2029(a)		2,454	2,056,035
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125%, 02/15/2029(a)		2,005	2,051,336
NuStar Logistics LP 5.625%, 04/28/2027		411	412,188
5.75%, 10/01/2025		2,168	2,169,257
PBF Holding Co., LLC/PBF Finance Corp. 6.00%, 02/15/2028		4,152	4,107,740
Southwestern Energy Co. 5.375%, 02/01/2029		1,618	1,597,548
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029		23	22,095
7.00%, 09/15/2028(a)		2,647	2,755,845
Talos Production, Inc. 9.00%, 02/01/2029(a)		610	647,625
Transocean, Inc. 8.75%, 02/15/2030(a)		1,488	1,570,488
Venture Global Calcasieu Pass LLC 6.25%, 01/15/2030(a)		370	384,955
Venture Global LNG, Inc. 7.00%, 01/15/2030(a)		1,851	1,894,591
8.125%, 06/01/2028(a)		2,700	2,828,331
9.50%, 02/01/2029(a)		691	778,702

			61,811,452

	Principal Amount (000)		U.S. $ Value

Other Industrial – 1.3%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(a)	U.S.$	3,871	$3,722,624
Belden, Inc. 3.375%, 07/15/2031(a)	EUR	693	715,027
Gates Corp./DE 6.875%, 07/01/2029(a)	U.S.$	340	349,143
Ritchie Bros Holdings, Inc. 6.75%, 03/15/2028(a)		1,777	1,830,612
SIG PLC 5.25%, 11/30/2026(a)	EUR	958	997,051
Velocity Vehicle Group LLC 8.00%, 06/01/2029(a)	U.S.$	634	659,113

			8,273,570

Services – 4.7%
Allied Universal Holdco LLC 7.875%, 02/15/2031(a)		2,593	2,631,999
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 3.625%, 06/01/2028(a)	EUR	160	165,615
4.625%, 06/01/2028(a)	U.S.$	3,974	3,684,977
ANGI Group LLC 3.875%, 08/15/2028(a)		959	868,097
APCOA Holdings GmbH 4.625%, 01/15/2027(a)	EUR	210	226,749
APX Group, Inc. 5.75%, 07/15/2029(a)	U.S.$	976	968,270
6.75%, 02/15/2027(a)		2,275	2,277,252
Aramark Services, Inc. 5.00%, 04/01/2025(a)		506	506,000
5.00%, 02/01/2028(a)		1,910	1,872,106
Block, Inc. 2.75%, 06/01/2026		2,577	2,476,497
Boost Newco Borrower LLC 7.50%, 01/15/2031(a)		1,879	2,004,949
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV 8.50%, 01/15/2031(a)	GBP	132	187,441
Brink’s Co. (The) 4.625%, 10/15/2027(a)	U.S.$	200	195,320
Cars.com, Inc. 6.375%, 11/01/2028(a)		1,545	1,537,800
Garda World Security Corp. 4.625%, 02/15/2027(a)		2,945	2,871,434
6.00%, 06/01/2029(a)		115	108,592
7.75%, 02/15/2028(a)		493	515,239
Millennium Escrow Corp. 6.625%, 08/01/2026(a)		748	447,199

	Principal Amount (000)		U.S. $ Value

Prime Security Services Borrower LLC/Prime Finance, Inc. 5.75%, 04/15/2026(a)	U.S.$	1,236	$1,240,301
6.25%, 01/15/2028(a)		2,080	2,072,783
Techem Verwaltungsgesellschaft 675 mbH 5.375%, 07/15/2029(a)	EUR	777	877,890
ZipRecruiter, Inc. 5.00%, 01/15/2030(a)	U.S.$	2,513	2,253,860

			29,990,370

Technology – 1.7%
Clarivate Science Holdings Corp. 3.875%, 07/01/2028(a)		1,997	1,903,221
Gen Digital, Inc. 6.75%, 09/30/2027(a)		2,606	2,672,661
GoTo Group, Inc. 5.50%, 05/01/2028(a)		608	328,707
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 8.75%, 05/01/2029(a)		115	119,782
Playtika Holding Corp. 4.25%, 03/15/2029(a)		1,972	1,776,121
Rackspace Finance LLC 3.50%, 05/15/2028(a)		1,075	481,926
Seagate HDD Cayman 4.091%, 06/01/2029		1,144	1,088,939
Virtusa Corp. 7.125%, 12/15/2028(a)		269	254,235
Western Digital Corp. 4.75%, 02/15/2026		2,439	2,416,073

			11,041,665

Transportation - Airlines – 1.6%
Allegiant Travel Co. 7.25%, 08/15/2027(a)		1,537	1,461,795
American Airlines, Inc. 7.25%, 02/15/2028(a)		972	978,153
8.50%, 05/15/2029(a)		787	817,968
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)		1,521	1,513,191
Avianca Midco 2 PLC 9.00%, 12/01/2028(a)		15	14,579
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 11.00%, 04/15/2029(a)		766	779,414
JetBlue Airways Corp./JetBlue Loyalty LP 9.875%, 09/20/2031(a)		2,026	2,003,390
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(a)		716	447,727

	Principal Amount (000)		U.S. $ Value

United Airlines, Inc. 4.375%, 04/15/2026(a)	U.S.$	1,726	$1,685,922
4.625%, 04/15/2029(a)		788	750,365

			10,452,504

Transportation - Services – 2.5%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.25%, 10/15/2026(a)	EUR	253	281,051
6.125%, 10/15/2026(a)	U.S.$	2,850	2,833,385
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.75%, 04/01/2028(a)		2,155	2,000,982
5.375%, 03/01/2029(a)		1,078	990,563
5.75%, 07/15/2027(a)		69	67,076
8.00%, 02/15/2031(a)		119	118,353
BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(a)	EUR	1,295	1,376,385
Boels Topholding BV 6.25%, 02/15/2029(a)		492	565,698
Hertz Corp. (The) 4.625%, 12/01/2026(a)	U.S.$	2,291	1,798,023
5.00%, 12/01/2029(a)		921	618,092
12.625%, 07/15/2029(a)		763	814,190
Loxam SAS 4.50%, 02/15/2027(a)	EUR	104	115,549
6.375%, 05/31/2029(a)		205	238,024
Mundys SpA 1.875%, 02/12/2028(a)		573	592,234
NAC Aviation 29 DAC 4.75%, 06/30/2026	U.S.$	325	312,087
PROG Holdings, Inc. 6.00%, 11/15/2029(a)		1,828	1,784,256
United Rentals North America, Inc. 4.875%, 01/15/2028		1,582	1,559,552

			16,065,500

			430,811,114

Financial Institutions – 9.0%
Banking – 2.1%
Ally Financial, Inc. 5.75%, 11/20/2025		775	777,333
Bread Financial Holdings, Inc. 7.00%, 01/15/2026(a)		144	144,091
9.75%, 03/15/2029(a)		4,120	4,448,034
CaixaBank SA 5.875%, 10/09/2027(a) (e)	EUR	200	221,322
Citigroup, Inc. Series AA 7.625%, 11/15/2028(e)	U.S.$	205	216,833
Series V 4.70%, 01/30/2025(e)		147	145,874
Series W 4.00%, 12/10/2025(e)		207	201,034

	Principal Amount (000)		U.S. $ Value

Series X 3.875%, 02/18/2026(e)	U.S.$	154	$147,668
Freedom Mortgage Corp. 12.00%, 10/01/2028(a)		600	653,472
Goldman Sachs Group, Inc. (The) Series P 8.238% (CME Term SOFR 3 Month + 3.14%), 09/30/2024(b) (e)		356	356,644
Intesa Sanpaolo SpA 4.198%, 06/01/2032(a)		1,525	1,338,248
5.71%, 01/15/2026(a)		1,436	1,440,811
UBS Group AG 7.00%, 02/19/2025(a) (e)		401	401,485
UniCredit SpA 5.861%, 06/19/2032(a)		426	425,174
7.296%, 04/02/2034(a)		2,175	2,283,772

			13,201,795

Brokerage – 1.2%
AG Issuer LLC 6.25%, 03/01/2028(a)		2,147	2,090,770
AG TTMT Escrow Issuer LLC 8.625%, 09/30/2027(a)		1,936	2,001,224
Aretec Group, Inc. 10.00%, 08/15/2030(a)		2,153	2,324,831
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 06/15/2031(a)		1,068	1,110,154

			7,526,979

Finance – 3.3%
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(a)		2,319	2,264,016
Curo Group Holdings Corp. 13.00%, 08/01/2028(f) (g)		1,006	1,045,267
Enova International, Inc. 9.125%, 08/01/2029(a)		1,368	1,388,753
11.25%, 12/15/2028(a)		1,667	1,793,109
Freedom Mortgage Holdings LLC 9.25%, 02/01/2029(a)		1,508	1,543,905
GGAM Finance Ltd. 7.75%, 05/15/2026(a)		788	808,259
8.00%, 02/15/2027(a)		674	702,942
8.00%, 06/15/2028(a)		1,711	1,829,607
goeasy Ltd. 7.625%, 07/01/2029(a)		1,092	1,125,612
9.25%, 12/01/2028(a)		954	1,026,313
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(a)		3,595	3,415,502
Midcap Financial Issuer Trust 6.50%, 05/01/2028(a)		1,531	1,470,878

	Principal Amount (000)		U.S. $ Value

Navient Corp. 4.875%, 03/15/2028	U.S.$	1,873	$1,784,557
6.75%, 06/25/2025		607	609,027
9.375%, 07/25/2030		115	124,753
SLM Corp. 4.20%, 10/29/2025		306	302,704

			21,235,204

Insurance – 0.7%
Acrisure LLC/Acrisure Finance, Inc. 4.25%, 02/15/2029(a)		1,777	1,662,526
7.50%, 11/06/2030(a)		253	260,084
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 04/15/2028(a)		254	258,862
AmWINS Group, Inc. 6.375%, 02/15/2029(a)		454	465,336
AssuredPartners, Inc. 5.625%, 01/15/2029(a)		569	543,719
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC 7.25%, 02/15/2031(a)		541	557,738
HUB International Ltd. 7.25%, 06/15/2030(a)		447	467,522

			4,215,787

Other Finance – 0.6%
Encore Capital Group, Inc. 4.875%, 10/15/2025(a)	EUR	502	554,025
8.50%, 05/15/2030(a)	U.S.$	1,681	1,759,906
9.25%, 04/01/2029(a)		1,118	1,191,821

			3,505,752

REITs – 1.1%
Aedas Homes Opco SL 4.00%, 08/15/2026(a)	EUR	826	912,151
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(a)	U.S.$	908	877,173
Five Point Operating Co. LP/Five Point Capital Corp. 10.50%, 01/15/2028(a) (c)		745	765,111
Iron Mountain, Inc. 5.25%, 03/15/2028(a)		767	758,387
5.25%, 07/15/2030(a)		11	10,720
Newmark Group, Inc. 7.50%, 01/12/2029		260	276,546
Office Properties Income Trust 9.00%, 09/30/2029(a)		122	99,156

	Principal Amount (000)		U.S. $ Value

Service Properties Trust 8.375%, 06/15/2029	U.S.$	3,516	$3,475,285

			7,174,529

			56,860,046

Utility – 1.0%
Electric – 1.0%
Calpine Corp. 4.50%, 02/15/2028(a)		2,439	2,365,098
NextEra Energy Operating Partners LP 7.25%, 01/15/2029(a)		115	120,457
NRG Energy, Inc. 3.375%, 02/15/2029(a)		3,058	2,808,926
3.625%, 02/15/2031(a)		1,110	995,936
Vistra Operations Co., LLC 5.50%, 09/01/2026(a)		288	287,764
5.625%, 02/15/2027(a)		11	10,985

			6,589,166

Total Corporates - Non-Investment Grade (cost $486,324,191)			494,260,326

CORPORATES - INVESTMENT GRADE – 9.5%
Industrial – 4.9%
Basic – 0.1%
Westlake Corp. 3.60%, 08/15/2026		843	826,410

Capital Goods – 0.5%
Rolls-Royce PLC 3.625%, 10/14/2025(a)		3,277	3,214,016

Communications - Media – 1.3%
DirecTV Financing LLC 8.875%, 02/01/2030(a)		1,058	1,073,764
DirecTV Financing LLC/DirecTV Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		3,652	3,535,465
Paramount Global 3.70%, 06/01/2028		553	518,227
4.20%, 06/01/2029		510	479,354
Warnermedia Holdings, Inc. 4.279%, 03/15/2032		2,740	2,395,473

			8,002,283

Consumer Cyclical - Automotive – 0.9%
Ford Motor Credit Co., LLC 2.70%, 08/10/2026		254	242,743
4.95%, 05/28/2027		731	727,104
5.80%, 03/08/2029		846	861,448
7.35%, 11/04/2027		1,437	1,521,208
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(a)		796	761,406

	Principal Amount (000)		U.S. $ Value

Nissan Motor Acceptance Co., LLC 1.85%, 09/16/2026(a)	U.S.$	23	$21,438
2.75%, 03/09/2028(a)		335	305,185
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)		1,110	1,076,522

			5,517,054

Consumer Cyclical - Entertainment – 0.7%
Carnival Corp. 4.00%, 08/01/2028(a)		2,283	2,174,055
7.00%, 08/15/2029(a)		1,311	1,378,818
Mattel, Inc. 3.375%, 04/01/2026(a)		1,100	1,071,180

			4,624,053

Consumer Cyclical - Other – 0.6%
Flutter Treasury Designated Activity Co. 5.00%, 04/29/2029(a)	EUR	139	157,570
6.375%, 04/29/2029(a)	U.S.$	205	211,068
Las Vegas Sands Corp. 2.90%, 06/25/2025		3,246	3,173,842

			3,542,480

Consumer Cyclical - Retailers – 0.2%
VF Corp. 2.80%, 04/23/2027		1,112	1,040,443

Energy – 0.5%
EnLink Midstream Partners LP 4.15%, 06/01/2025		306	302,279
4.85%, 07/15/2026		2,375	2,369,941
Var Energi ASA 7.50%, 01/15/2028(a)		703	749,876

			3,422,096

Technology – 0.1%
Broadcom, Inc. 4.926%, 05/15/2037(a)		200	195,500
CDW LLC/CDW Finance Corp. 3.276%, 12/01/2028		406	380,690

			576,190

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		172	160,134
5.875%, 07/05/2034(a)		84	84,924

			245,058

Transportation - Services – 0.0%
AerCap Global Aviation Trust 6.50%, 06/15/2045(a)		291	290,453

			31,300,536

	Principal Amount (000)		U.S. $ Value

Financial Institutions – 4.5%
Banking – 4.0%
AIB Group PLC 6.608%, 09/13/2029(a)	U.S.$	319	$338,351
Ally Financial, Inc. 6.848%, 01/03/2030		1,201	1,270,586
Banco Santander SA 4.175%, 03/24/2028		400	393,428
5.179%, 11/19/2025		400	399,760
9.625%, 05/21/2033(e)		1,000	1,160,220
Bank of Ireland Group PLC 5.601%, 03/20/2030(a)		752	770,018
Barclays PLC 5.69%, 03/12/2030		1,323	1,363,285
CaixaBank SA 5.673%, 03/15/2030(a)		1,324	1,362,025
6.684%, 09/13/2027(a)		718	743,180
Capital One Financial Corp. 5.463%, 07/26/2030		1,573	1,600,559
5.70%, 02/01/2030		751	773,462
Deutsche Bank AG/New York NY 3.729%, 01/14/2032		2,837	2,505,979
7.146%, 07/13/2027		574	595,588
HSBC Holdings PLC 5.546%, 03/04/2030		3,287	3,379,102
Intesa Sanpaolo SpA 7.00%, 11/21/2025(a)		200	204,442
Lloyds Banking Group PLC 4.976%, 08/11/2033		403	399,982
7.953%, 11/15/2033		243	280,813
PNC Financial Services Group, Inc. (The) Series R 8.317% (CME Term SOFR 3 Month + 3.30%), 12/01/2024(b) (e)		517	519,709
Santander Holdings USA, Inc. 6.174%, 01/09/2030		145	150,200
6.499%, 03/09/2029		341	355,625
Societe Generale SA 5.519%, 01/19/2028(a)		2,545	2,561,924
Synchrony Financial 5.935%, 08/02/2030		610	621,078
Truist Financial Corp. Series L 8.703% (CME Term SOFR 3 Month + 3.36%), 12/15/2024(b) (e)		842	845,941
Series N 4.80%, 03/01/2025(e)		626	618,638
UBS Group AG 4.375%, 02/10/2031(a) (e)		507	433,886
UniCredit SpA 1.982%, 06/03/2027(a)		222	210,858
2.569%, 09/22/2026(a)		482	468,774

	Principal Amount (000)		U.S. $ Value

Wells Fargo & Co. Series BB 3.90%, 03/15/2026(e)	U.S.$	878	$851,607

			25,179,020

Finance – 0.1%
Aviation Capital Group LLC 4.125%, 08/01/2025(a)		3	2,965
4.875%, 10/01/2025(a)		31	30,809
Blackstone Private Credit Fund 3.25%, 03/15/2027		429	406,434
FS KKR Capital Corp. 3.125%, 10/12/2028		115	103,162
3.40%, 01/15/2026		115	111,686

			655,056

Insurance – 0.3%
Athene Global Funding 1.985%, 08/19/2028(a)		562	504,777
2.55%, 11/19/2030(a)		117	101,968
2.717%, 01/07/2029(a)		212	193,838
5.583%, 01/09/2029(a)		93	95,629
Centene Corp. 4.625%, 12/15/2029		20	19,453
Hartford Financial Services Group, Inc. (The) Series ICON 7.505% (CME Term SOFR 3 Month + 2.39%), 02/12/2047(a) (b)		859	775,265

			1,690,930

REITs – 0.1%
GLP Capital LP/GLP Financing II, Inc. 5.375%, 04/15/2026		79	79,067
Omega Healthcare Investors, Inc. 3.375%, 02/01/2031		440	392,132
Sabra Health Care LP 3.90%, 10/15/2029		334	312,377
Trust Fibra Uno 4.869%, 01/15/2030(a)		211	194,384

			977,960

			28,502,966

Utility – 0.1%
Electric – 0.1%
Alexander Funding Trust II 7.467%, 07/31/2028(a)		120	129,070
Pacific Gas and Electric Co. 5.55%, 05/15/2029		384	395,228

			524,298

Total Corporates - Investment Grade (cost $58,898,697)			60,327,800

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - CORPORATE BONDS – 3.3%
Industrial – 3.0%
Basic – 0.4%
Braskem Idesa SAPI 6.99%, 02/20/2032(a)	U.S.$	486	$378,929
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)		341	317,897
Cia de Minas Buenaventura SAA 5.50%, 07/23/2026(a)		719	702,823
Consolidated Energy Finance SA 5.00%, 10/15/2028(a)	EUR	320	294,684
CSN Resources SA 7.625%, 04/17/2026(a)	U.S.$	274	273,608
First Quantum Minerals Ltd. 9.375%, 03/01/2029(a)		549	581,435
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		127	108,704

			2,658,080

Capital Goods – 0.3%
Embraer Netherlands Finance BV 5.40%, 02/01/2027		588	592,045
7.00%, 07/28/2030(a)		370	396,363
Usiminas International SARL 5.875%, 07/18/2026(a)		545	536,313

			1,524,721

Communications - Media – 0.1%
RCS & RDS SA 3.25%, 02/05/2028(a)	EUR	200	211,971
Telecomunicaciones Digitales SA 4.50%, 01/30/2030(a)	U.S.$	205	186,423

			398,394

Communications - Telecommunications – 0.0%
C&W Senior Finance Ltd. 6.875%, 09/15/2027(a)		208	204,079

Consumer Cyclical - Other – 1.2%
Allwyn International AS 3.875%, 02/15/2027(a)	EUR	805	877,689
Melco Resorts Finance Ltd. 4.875%, 06/06/2025(a)	U.S.$	815	804,048
5.375%, 12/04/2029(a)		428	390,293
5.625%, 07/17/2027(a)		356	342,873
5.75%, 07/21/2028(a)		1,178	1,121,751
MGM China Holdings Ltd. 5.25%, 06/18/2025(a)		1,482	1,470,648
5.875%, 05/15/2026(a)		216	215,055
Studio City Finance Ltd. 6.00%, 07/15/2025(a)		468	466,830

	Principal Amount (000)		U.S. $ Value

Wynn Macau Ltd. 5.50%, 01/15/2026(a)	U.S.$	1,775	$1,752,812
5.625%, 08/26/2028(a)		345	328,785

			7,770,784

Consumer Non-Cyclical – 0.4%
BRF SA 4.875%, 01/24/2030(a)		784	736,960
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(a)		113	108,940
Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/2027	EUR	482	525,085
Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/01/2026	U.S.$	490	469,753
4.75%, 05/09/2027		372	364,969
5.125%, 05/09/2029		372	368,514
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(f) (g) (h) (i) (j)		424	42

			2,574,263

Energy – 0.5%
Ecopetrol SA 5.375%, 06/26/2026		274	273,230
8.625%, 01/19/2029		216	231,187
Gran Tierra Energy, Inc. 9.50%, 10/15/2029(a)		216	209,925
Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025(a)		200	198,813
Leviathan Bond Ltd. 6.125%, 06/30/2025(a)		754	742,489
Medco Bell Pte Ltd. 6.375%, 01/30/2027(a)		357	354,322
Oleoducto Central SA 4.00%, 07/14/2027(a)		560	534,625
SierraCol Energy Andina LLC 6.00%, 06/15/2028(a)		578	524,899
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)		242	206,760

			3,276,250

Services – 0.1%
Bidvest Group UK PLC (The) 3.625%, 09/23/2026(a)		377	359,281

			18,765,852

Utility – 0.2%
Electric – 0.2%
Empresa Electrica Cochrane SpA 5.50%, 05/14/2027(a)		197	190,084

	Principal Amount (000)		U.S. $ Value

Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(a)	U.S.$	427	$385,077
India Clean Energy Holdings 4.50%, 04/18/2027(a)		200	187,063
Investment Energy Resources Ltd. 6.25%, 04/26/2029(a)		247	243,989
Terraform Global Operating LP 6.125%, 03/01/2026(a)		108	108,018

			1,114,231

Financial Institutions – 0.1%
Banking – 0.1%
Bank Tabungan Negara Persero TBK PT 4.20%, 01/23/2025(a)		452	448,443

Brokerage – 0.0%
Banco BTG Pactual SA/Cayman Islands 4.50%, 01/10/2025(a)		355	351,539

			799,982

Total Emerging Markets - Corporate Bonds (cost $21,305,138)			20,680,065

BANK LOANS – 1.5%
Industrial – 1.3%
Capital Goods – 0.1%
ACProducts Holdings, Inc. 9.846% (SOFR 3 Month + 4.25%), 05/17/2028(k)		655	491,475

Communications - Media – 0.3%
Coral-US Co-Borrower LLC 8.451% (SOFR 1 Month + 3.00%), 10/15/2029(k)		320	317,699
DIRECTV Financing LLC 10.611% (SOFR 1 Month + 5.25%), 08/02/2029(k)		259	257,713
Gray Television, Inc. 8.457% (SOFR 1 Month + 3.00%), 12/01/2028(k)		1,920	1,742,400

			2,317,812

Communications - Telecommunications – 0.1%
Crown Subsea Communications Holding, Inc. 9.252% (SOFR 3 Month + 4.00%), 01/30/2031(k)		479	482,292

Consumer Non-Cyclical – 0.4%
Bausch + Lomb Corporation 8.662% (SOFR 1 Month + 3.25%), 05/10/2027(k)		987	972,871
Gainwell Acquisition Corp. 9.435% (SOFR 3 Month + 4.00%), 10/01/2027(k)		386	349,168

	Principal Amount (000)		U.S. $ Value

Neptune BidCo US, Inc. 0.000%, 04/11/2029(l)	U.S.$	748	$714,620
US Radiology Specialists, Inc. 10.585% (SOFR 1 Month + 5.25%), 12/15/2027(k)		523	523,074

			2,559,733

Other Industrial – 0.1%
American Tire Distributors, Inc. 11.798% (SOFR 3 Month + 6.25%), 10/20/2028(k)		1,113	749,940

Technology – 0.2%
Ascend Learning LLC 11.097% (SOFR 1 Month + 5.75%), 12/10/2029(k)		300	287,250
FINThrive Software Intermediate Holdings, Inc. 12.111% (SOFR 1 Month + 6.75%), 12/17/2029(k)		240	99,451
Loyalty Ventures, Inc. 14.00% (PRIME 3 Month + 5.50%), 11/03/2027(f) (h) (k) (m)		550	4,124
Playtika Holding Corp. 8.111% (SOFR 1 Month + 2.75%), 03/13/2028(k)		781	779,242

			1,170,067

Transportation - Airlines – 0.1%
SkyMiles IP Ltd. (Delta Air Lines, Inc.) 9.032% (SOFR 3 Month + 3.75%), 10/20/2027(k)		448	457,799

			8,229,118

Financial Institutions – 0.2%
Finance – 0.0%
Orbit Private Holdings I Ltd. 10.014% (SOFR 6 Month + 4.50%), 12/11/2028(f) (k)		107	108,054

Insurance – 0.2%
Asurion LLC 9.597% (SOFR 1 Month + 4.25%), 08/19/2028(k)		978	971,163

			1,079,217

Total Bank Loans (cost $10,516,228)			9,308,335

EMERGING MARKETS - SOVEREIGNS – 0.9%
Angola – 0.2%
Angolan Government International Bond 9.125%, 11/26/2049(a)		850	715,328

	Principal Amount (000)		U.S. $ Value

9.50%, 11/12/2025(a)	U.S.$	710	$723,091

			1,438,419

Bahrain – 0.1%
Bahrain Government International Bond 7.00%, 10/12/2028(a)		570	596,897

Brazil – 0.1%
Brazilian Government International Bond 2.875%, 06/06/2025		547	536,640

Egypt – 0.0%
Egypt Government International Bond 7.50%, 01/31/2027(a)		200	195,625

Ivory Coast – 0.1%
Ivory Coast Government International Bond 6.375%, 03/03/2028(a)		760	754,695

Lebanon – 0.0%
Lebanon Government International Bond 6.85%, 03/23/2027(a) (h) (m)		11	688
Series E 6.10%, 10/04/2022(a) (h) (i)		210	13,125
Series G 6.60%, 11/27/2026(a) (h) (m)		51	3,187

			17,000

Nigeria – 0.1%
Nigeria Government International Bond 7.625%, 11/28/2047(a)		639	482,045

Senegal – 0.2%
Senegal Government International Bond 4.75%, 03/13/2028(a)	EUR	499	520,066
6.75%, 03/13/2048(a)	U.S.$	483	359,231

			879,297

South Africa – 0.1%
Republic of South Africa Government International Bond 4.30%, 10/12/2028		208	197,450
4.85%, 09/27/2027		540	532,861

			730,311

Total Emerging Markets - Sovereigns (cost $6,282,044)			5,630,929

COLLATERALIZED LOAN OBLIGATIONS – 0.7%
CLO - Floating Rate – 0.7%
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 7.547% (CME Term SOFR 3 Month + 2.26%), 04/17/2033(a) (b)		644	644,169

	Principal Amount (000)		U.S. $ Value

Balboa Bay Loan Funding Ltd. Series 2020-1A, Class DR 8.694% (CME Term SOFR 3 Month + 3.41%), 01/20/2032(a) (b)	U.S.$	250	$250,502
Crown Point CLO 11 Ltd. Series 2021-11A, Class D 9.147% (CME Term SOFR 3 Month + 3.86%), 01/17/2034(a) (b)		250	250,187
Elevation CLO Ltd. Series 2020-11A, Class C 7.763% (CME Term SOFR 3 Month + 2.46%), 04/15/2033(a) (b)		250	250,000
Series 2020-11A, Class D1 9.413% (CME Term SOFR 3 Month + 4.11%), 04/15/2033(a) (b)		282	282,100
Flatiron CLO 21 Ltd. Series 2021-1A, Class D 8.441% (CME Term SOFR 3 Month + 3.16%), 07/19/2034(a) (b)		375	376,165
Greywolf CLO VI Ltd. Series 2018-1A, Class A1 6.569% (CME Term SOFR 3 Month + 1.29%), 04/26/2031(a) (b)		321	321,717
Magnetite XXV Ltd. Series 2020-25A, Class D 8.846% (CME Term SOFR 3 Month + 3.56%), 01/25/2032(a) (b)		250	250,564
Palmer Square CLO Ltd. Series 2021-3A, Class D 8.513% (CME Term SOFR 3 Month + 3.21%), 01/15/2035(a) (b)		500	500,791
Regatta XIX Funding Ltd. Series 2022-1A, Class D 8.582% (CME Term SOFR 3 Month + 3.30%), 04/20/2035(a) (b)		377	377,984
Regatta XX Funding Ltd. Series 2021-2A, Class D 8.663% (CME Term SOFR 3 Month + 3.36%), 10/15/2034(a) (b)		250	250,639
Rockford Tower CLO Ltd. Series 2021-2A, Class D 8.794% (CME Term SOFR 3 Month + 3.51%), 07/20/2034(a) (b)		250	248,512
Sound Point CLO XIX Ltd. Series 2018-1A, Class A 6.563% (CME Term SOFR 3 Month + 1.26%), 04/15/2031(a) (b)		325	325,443

Total Collateralized Loan Obligations (cost $4,324,749)			4,328,773

QUASI-SOVEREIGNS – 0.4%
Quasi-Sovereign Bonds – 0.4%
Mexico – 0.2%
Petroleos Mexicanos 6.49%, 01/23/2027		1,127	1,093,404

	Principal Amount (000)		U.S. $ Value

6.75%, 09/21/2047	U.S.$	191	$129,954
6.95%, 01/28/2060		58	39,506

			1,262,864

Oman – 0.1%
Lamar Funding Ltd. 3.958%, 05/07/2025(a)		631	625,119

South Africa – 0.1%
Transnet SOC Ltd. 8.25%, 02/06/2028(a)		370	380,523

Ukraine – 0.0%
State Agency of Roads of Ukraine 6.25%, 06/24/2030(a)		653	200,798

Total Quasi-Sovereigns (cost $3,011,825)			2,469,304

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.2%
Non-Agency Fixed Rate CMBS – 0.1%
CD Mortgage Trust Series 2016-CD1, Class XA 1.478%, 08/10/2049(n)		3,604	57,082
Citigroup Commercial Mortgage Trust Series 2017-C4, Class XA 1.126%, 10/12/2050(n)		2,450	59,386
Commercial Mortgage Trust Series 2012-CR3, Class D 4.43%, 10/15/2045(a)		100	66,000
GS Mortgage Securities Trust Series 2011-GC5, Class C 5.296%, 08/10/2044(a)		210	161,886
Series 2011-GC5, Class D 5.296%, 08/10/2044(a)		236	121,698
JPMBB Commercial Mortgage Securities Trust Series 2014-C24, Class C 4.59%, 11/15/2047		225	182,259
Wells Fargo Commercial Mortgage Trust Series 2016-LC24, Class XA 1.748%, 10/15/2049(n)		2,094	52,160
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class E 4.555%, 06/15/2044(a)		25	20,536

			721,007

Non-Agency Floating Rate CMBS – 0.1%
BFLD Trust Series 2021-FPM, Class A 7.052% (CME Term SOFR 1 Month + 1.71%), 06/15/2038(a) (b)		690	687,847

Total Commercial Mortgage-Backed Securities (cost $1,668,646)			1,408,854

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Risk Share Floating Rate – 0.0%
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C04, Class 1M2 11.163% (CME Term SOFR + 5.81%), 04/25/2028(b)	U.S.$	41	$42,487
Series 2016-C01, Class 2M2 12.413% (CME Term SOFR + 7.06%), 08/25/2028(b)		24	25,014
Series 2017-C07, Class 2M2 7.963% (CME Term SOFR + 2.61%), 05/25/2030(b)		5	5,591
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 8.811% (CME Term SOFR + 3.46%), 02/25/2025(a) (b)		93	93,219

Total Collateralized Mortgage Obligations (cost $163,269)			166,311

	Shares

COMMON STOCKS – 0.0%
Financials – 0.0%
Banks – 0.0%
Nordic Aviation Capital DAC(f) (g) (h) (cost $149,857)		6,250	115,625

	Principal Amount (000)

ASSET-BACKED SECURITIES – 0.0%
Other ABS - Floating Rate – 0.0%
Pagaya AI Debt Trust Series 2022-6, Class A4 28.727%, 05/15/2030(a) (f) (cost $28,242)	U.S.$	23	25,460

	Shares

SHORT-TERM INVESTMENTS – 4.0%
Investment Companies – 4.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.16%(o) (p) (q) (cost $25,531,400)		25,531,400	25,531,400

Total Investments – 98.5% (cost $618,204,286)(r)			624,253,182
Other assets less liabilities – 1.5%			9,512,761

Net Assets – 100.0%			$633,765,943

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Sold Contracts
Euro-BOBL Futures	16	December 2024	$2,106,829	$531
U.S. T-Note 5 Yr (CBT) Futures	378	December 2024	41,352,610	64,859
U.S. T-Note 10 Yr (CBT) Futures	283	December 2024	32,138,188	172,602

				$237,992

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	EUR	26,508	USD	29,066	10/25/2024	$(344,894)
State Street Bank & Trust Co.	EUR	5	USD	5	10/25/2024	(73)
State Street Bank & Trust Co.	USD	662	EUR	599	10/25/2024	2,448
UBS AG	EUR	615	USD	688	10/25/2024	5,931
UBS AG	GBP	1,371	USD	1,816	11/08/2024	13,007

						$(323,581)

**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2024, the aggregate market value of these securities amounted to $484,704,939 or 76.5% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2024.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at August 31, 2024.
(d)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at August 31, 2024.
(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Fair valued by the Adviser.
(h)	Non-income producing security.
(i)	Defaulted matured security.
(j)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of August 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	02/13/2013-03/15/2013	$423,820	$42	0.00%

(k)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at August 31, 2024.

(l)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the Secured Overnight Financing Rate (“SOFR”) plus a premium which was determined at the time of purchase.

(m)	Defaulted.
(n)	IO - Interest Only.
(o)	Affiliated investments.
(p)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(q)	The rate shown represents the 7-day yield as of period end.
(r)

As of August 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $18,162,804 and gross unrealized depreciation of investments was $(12,199,497), resulting in net unrealized appreciation of $5,963,307.

Currency Abbreviations:

EUR – Euro

GBP – Great British Pound

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

EURIBOR – Euro Interbank Offered Rate

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

COUNTRY BREAKDOWN1

August 31, 2024 (unaudited)

71.3%	United Kingdom
4.8%	Canada
3.1%	Germany
2.5%	Spain
1.7%	France
1.7%	Italy
1.3%	Luxembourg
1.3%	Ireland
0.9%	Netherlands
0.9%	Hong Kong
0.7%	Brazil
0.6%	Puerto Rico
0.6%	United Kingdom
4.5%	Other
4.1%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.5% or less in the following: Angola, Australia, Bahrain, Chile, Colombia, Czech Republic, Egypt, Guatemala, India, Indonesia, Israel, Ivory Coast, Japan, Jersey (Channel Islands), Kazakhstan, Lebanon, Macau, Mexico, Nigeria, Norway, Oman, Panama, Peru, Romania, Senegal, Slovenia, South Africa, Switzerland, Trinidad & Tobago, Ukraine and Zambia.

AB Active ETFs, Inc.

AB Short Duration High Yield ETF

August 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Non-Investment Grade	$—	$493,215,059	$1,045,267	$494,260,326
Corporates - Investment Grade	—	60,327,800	—	60,327,800
Emerging Markets - Corporate Bonds	—	20,680,023	42	20,680,065
Bank Loans	—	9,196,157	112,178	9,308,335
Emerging Markets - Sovereigns	—	5,630,929	—	5,630,929
Collateralized Loan Obligations	—	4,328,773	—	4,328,773
Quasi-Sovereigns	—	2,469,304	—	2,469,304
Commercial Mortgage-Backed Securities	—	1,408,854	—	1,408,854
Collateralized Mortgage Obligations	—	166,311	—	166,311
Common Stocks	—	—	115,625	115,625
Asset-Backed Securities	—	—	25,460	25,460
Short-Term Investments	25,531,400	—	—	25,531,400

Total Investments in Securities	25,531,400	597,423,210	1,298,572	624,253,182
Other Financial Instruments(a):
Assets:
Futures	237,992	—	—	237,992
Forward Currency Exchange Contracts	—	21,386	—	21,386
Liabilities:
Forward Currency Exchange Contracts	—	(344,967)	—	(344,967)

Total	$25,769,392	$597,099,629	$1,298,572	$624,167,593

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended August 31, 2024 is as follows:

Fund	Market Value 11/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$58,008	$32,477	$25,531	$242